BUSINESS COMBINATIONS - SCHEDULE OF BUSINESS ACQUISITIONS (Details) - USD ($) $ in Thousands	Jan. 20, 2015	Mar. 28, 2014
Golar Eskimo
Business Acquisition
Purchase consideration	$ 226,010
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment	292,872
Intangible asset	95,520
Cash	298
Fair value of interest rate swap	0
Other assets and liabilities	150
Long-term debt	(162,830)
Subtotal	(226,010)
Difference between the purchase price and fair value of net assets acquired	0
Business Combination, Consideration Transferred
Loan from Golar	220,000
Cash consideration paid to Golar	7,170
Adjustment for the interest rate swap asset assumed	0
Purchase price adjustments	(1,160)
Purchase consideration	$ 226,010
Golar Igloo
Business Acquisition
Purchase consideration		$ 156,001
Less: Fair value of net assets (liabilities) acquired:
Vessel and equipment		287,542
Intangible asset		19,099
Cash		682
Fair value of interest rate swap		3,636
Other assets and liabilities		6,312
Long-term debt		(161,270)
Subtotal		(156,001)
Difference between the purchase price and fair value of net assets acquired		0
Business Combination, Consideration Transferred
Loan from Golar		0
Cash consideration paid to Golar		148,730
Adjustment for the interest rate swap asset assumed		3,636
Purchase price adjustments		3,635
Purchase consideration		$ 156,001